Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—6.3%
Communication Services—1.0%
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(1)	$130	$125
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	445	322
DISH DBS Corp. 5.875%, 7/15/22	575	585
iHeartCommunications, Inc.
6.375%, 5/1/26	258	255
8.375%, 5/1/27	467	428
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	55
T-Mobile USA, Inc. 144A 2.050%, 2/15/28(1)	97	97
		1,867

Consumer Discretionary—0.3%
Carnival Corp. 144A 11.500%, 4/1/23(1)	50	54
COLT Merger Sub, Inc. 144A 6.250%, 7/1/25(1)	95	94
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	250	253
Jaguar Holding Co. II 144A 4.625%, 6/15/25(1)	170	173
		574

Consumer Staples—0.4%
Dole Food Co., Inc. 144A 7.250%, 6/15/25(1)	855	819
Energy—0.2%
CITGO Holding, Inc. 144A 9.250%, 8/1/24(1)	200	199
DPL, Inc. 144A 4.125%, 7/1/25(1)	255	255
		454

Financials—1.1%
Acrisure LLC 144A 8.125%, 2/15/24(1)	220	229
ICAHN Enterprises LP 4.750%, 9/15/24	550	520
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	180
Springleaf Finance Corp. 6.125%, 5/15/22	1,105	1,125
		2,054

Health Care—1.1%
Community Health Systems, Inc. 144A 6.625%, 2/15/25(1)	430	404
LifePoint Health, Inc.
144A 6.750%, 4/15/25(1)	10	10
144A 4.375%, 2/15/27(1)	260	246
One Call Corp. PIK Interest Capitalization 144A 11.500%, 7/1/24(1)(2)	1,556	1,369
	Par Value	Value

Health Care—continued
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(1)	$55	$59
		2,088

Industrials—0.8%
Boeing Co. (The) 4.875%, 5/1/25	198	216
Garda World Security Corp. 144A 4.625%, 2/15/27(1)	445	438
Howmet Aerospace, Inc. 6.875%, 5/1/25	135	147
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	95	95
TransDigm, Inc. 144A 8.000%, 12/15/25(1)	435	457
WESCO Distribution, Inc. 144A 7.125%, 6/15/25(1)	70	74
		1,427

Information Technology—0.3%
Broadcom, Inc. 144A 3.150%, 11/15/25(1)	445	472
Tempo Acquisition LLC 144A 5.750%, 6/1/25(1)	105	108
		580

Materials—0.6%
Ardagh Packaging Finance plc
144A 6.000%, 2/15/25(1)	217	222
144A 4.125%, 8/15/26(1)	590	584
144A 5.250%, 8/15/27(1)	200	196
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	95	92
		1,094

Real Estate—0.5%
iStar, Inc. 4.250%, 8/1/25	875	792
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(1)	70	68
		860

Utilities—0.0%
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(3)	9,165	11
Total Corporate Bonds and Notes (Identified Cost $12,211)		11,828

Leveraged Loans(4)—100.3%
Aerospace—3.1%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.650%, 1/18/27	838	797
American Airlines, Inc. 2018 (1 month LIBOR + 1.750%) 1.934%, 6/27/25	1,293	904
See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Aerospace—continued
Atlantic Aviation FBO, Inc. (3 month LIBOR + 3.750%) 3.930%, 12/6/25	$330	$309
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 7.000%, 8/18/25	611	582
Kestrel Bidco, Inc. (3 month LIBOR + 3.000%) 4.000%, 12/11/26	1,194	954
Mileage Plus Holdings, Inc. Tranche B (3 month LIBOR + 5.500%) 0.000%, 6/25/27(5)	775	769
TransDigm, Inc. Tranche F (1 month LIBOR + 2.250%) 2.428%, 12/9/25	1,790	1,606
		5,921

Chemicals—3.8%
Ascend Performance Materials Operations LLC (3 month LIBOR + 5.250%) 6.250%, 8/27/26	461	452
Element Solutions, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.174%, 2/2/26	1,000	950
H.B. Fuller Co. Tranche B (1 month LIBOR + 2.000%) 2.190%, 10/21/24	1,145	1,103
Hexion, Inc. Tranche B (3 month LIBOR + 3.500%) 4.940%, 7/1/26	889	865
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.178%, 4/1/24	2,122	2,007
Innophos Holdings, Inc. (3 month LIBOR + 3.750%) 3.928%, 2/4/27	868	848
PQ Corp. Tranche B (3 month LIBOR + 3.000%) 0.000%, 2/7/27(5)	85	82
Starfruit Finco B.V. (3 month LIBOR + 3.000%) 0.000%, 10/1/25(5)	848	795
		7,102

Consumer Durables—1.0%
Plantronics, Inc. Tranche B (1 month LIBOR + 2.500%) 2.795%, 7/2/25	750	681
Serta Simmons Bedding LLC First Lien (3 month LIBOR + 3.500%) 4.610%, 11/8/23	1,658	380
Zodiac Pool Solutions LLC Tranche B-1 (1 month LIBOR + 2.000%) 2.178%, 7/2/25	843	808
		1,869

Consumer Non-Durables—3.9%
Diamond (BC) B.V.
(3 month LIBOR + 3.000%) 3.760%, 9/6/24	1,402	1,285
(3 month LIBOR + 5.000%) 6.000%, 9/6/24	220	215
Isagenix International LLC (3 month LIBOR + 5.750%) 6.750%, 6/16/25	1,474	560
Kronos Acquisition Holdings, Inc. Tranche B-3 (2 month LIBOR + 4.000%) 5.000%, 5/15/23	2,208	2,098
Libbey Glass, Inc. (1 month LIBOR + 3.000%) 5.750%, 4/9/21(6)	1,296	536
	Par Value	Value

Consumer Non-Durables—continued
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.250%) 5.250%, 6/30/24	$1,172	$1,079
Rodan & Fields LLC (1 month LIBOR + 4.000%) 4.194%, 6/16/25	1,106	549
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.072%, 8/12/24	1,191	995
		7,317

Energy—2.2%
California Resources Corp. 2017 0.000%, 12/31/22(6)	1,000	341
CITGO Holding, Inc. (3 month LIBOR + 7.000%) 8.000%, 8/1/23	313	297
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 6.000%, 3/27/24	893	853
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 6.250%, 4/11/22(7)	733	133
Gavilan Resources LLC Second Lien (3 month LIBOR + 7.000%) 10.250%, 3/1/24(3)(6)	790	2
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27	630	616
Illuminate Buyer LLC Tranche B (3 month LIBOR + 4.000%) 0.000%, 6/16/27(5)	305	300
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 4.250%, 10/30/24	1,060	945
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(3)(6)	11	—
Traverse Midstream Partners LLC (1 month LIBOR + 4.000%) 5.000%, 9/27/24	858	711
		4,198

Financial—3.4%
Asurion LLC
Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 6.678%, 8/4/25	890	884
Tranche B-4 (1 month LIBOR + 3.000%) 3.178%, 8/4/22	947	920
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.174%, 6/16/25	724	664
Deerfield Dakota Holding LLC Tranche B, First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27	975	946
Ellie Mae, Inc. First Lien (3 month LIBOR + 3.750%) 4.058%, 4/17/26	1,034	1,000
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.250%) 3.428%, 10/1/25	1,751	1,709

See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Financial—continued
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.931%, 6/28/23	$337	$323
		6,446

Food / Tobacco—6.7%
Aramark Services, Inc. Tranche B-2 (3 month LIBOR + 1.750%) 0.000%, 3/28/24(5)	850	802
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 2.928%, 3/31/25	771	733
Chobani LLC Tranche B (1 month LIBOR + 3.500%) 4.500%, 10/10/23	1,365	1,309
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.750%) 3.750%, 4/6/24	1,080	1,048
Froneri US, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.428%, 1/29/27	945	886
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.866%, 5/23/25	1,600	1,518
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.007%, 8/3/25	1,337	1,287
JBS USA Lux S.A. (3 month LIBOR + 2.000%) 3.072%, 5/1/26	1,302	1,241
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	1,127	1,055
Shearer’s Foods LLC (3 month LIBOR + 4.250%) 5.250%, 3/31/22	1,544	1,512
Sigma Bidco B.V. Tranche B-2 (3 month LIBOR + 3.000%) 4.451%, 7/2/25	1,371	1,310
		12,701

Forest Prod / Containers—6.0%
Anchor Glass Container Corp.
2017, First Lien (3 month LIBOR + 2.750%) 4.121%, 12/7/23	973	726
Second Lien (3 month LIBOR + 7.750%) 9.137%, 12/7/24	808	230
Berlin Packaging LLC First Lien (1 month LIBOR + 3.000%) 3.181%, 11/7/25	1,058	1,000
Berry Global, Inc.
Tranche W (1 month LIBOR + 2.000%) 2.177%, 10/1/22	514	500
Tranche X (1 month LIBOR + 2.000%) 2.177%, 1/19/24	266	258
Tranche Y (1 month LIBOR + 2.000%) 2.177%, 7/1/26	1,300	1,240
BWay Holding Co. (3 month LIBOR + 3.250%) 4.561%, 4/3/24	1,271	1,138
Klockner Pentaplast of America, Inc. (3 month LIBOR + 4.250%) 5.250%, 6/30/22	1,353	1,264
Reynolds Consumer Products LLC (1 month LIBOR + 1.750%) 1.928%, 2/4/27	673	648
	Par Value	Value

Forest Prod / Containers—continued
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%) 2.928%, 2/6/23	$1,539	$1,467
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.322%, 1/31/25	1,157	1,013
Tricorbraun Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 4.750%, 11/30/23	941	902
Trident TPI Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 4.072%, 10/17/24	1,053	1,003
		11,389

Gaming / Leisure—5.9%
Affinity Gaming LLC (1 month LIBOR + 3.250%) 4.250%, 7/3/23	992	844
Aristocrat Technologies, Inc.
(3 month LIBOR + 3.750%) 4.750%, 10/19/24	120	119
Tranche B-3 (3 month LIBOR + 1.750%) 2.859%, 10/19/24	1,075	1,018
Caesars Resort Collection LLC (3 month LIBOR + 4.500%) 0.000%, 6/19/25(5)	1,160	1,088
Carnival Corp. (3 month LIBOR + 7.500%) 0.000%, 6/26/25(5)	160	154
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 3.000%, 4/18/24	1,094	993
Eldorado Resorts, Inc. (6 month LIBOR + 2.250%) 3.250%, 4/17/24	400	397
Everi Payments, Inc. Tranche B (3 month LIBOR + 2.750%) 3.822%, 5/9/24	1,220	1,115
Golden Nugget LLC (2 month LIBOR + 2.500%) 3.250%, 10/4/23	909	718
Landry’s Finance Acquisition Co. Tranche B (3 month LIBOR + 12.000%) 13.000%, 10/6/23	30	32
PCI Gaming Authority Tranche B (1 month LIBOR + 2.500%) 2.678%, 5/29/26	898	853
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 0.000%, 4/29/24(5)	449	377
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.678%, 2/12/27	896	776
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 3.476%, 8/14/24	898	792
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	874	793
UFC Holdings LLC Tranche B (3 month LIBOR + 3.250%) 4.250%, 4/29/26	998	951
		11,020

Healthcare—13.6%
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 5.500%, 6/30/25	1,183	1,135

See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Avantor Funding, Inc. 2020, Tranche B-3 (1 month LIBOR + 2.250%) 3.250%, 11/21/24	$647	$629
Azalea TopCo, Inc. First Lien (3 month LIBOR + 3.500%) 4.260%, 7/27/26	610	590
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.940%, 11/27/25	468	452
(1 month LIBOR + 3.000%) 3.190%, 6/2/25	1,368	1,328
Catalent Pharma Solutions, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 3.250%, 5/18/26	696	687
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 4.072%, 6/7/23	937	901
Concordia International Corp. (3 month LIBOR + 5.500%) 6.500%, 9/6/24	724	669
CPI Holdco LLC First Lien (1 month LIBOR + 4.250%) 4.428%, 11/4/26	454	436
Elanco Animal Health, Inc. Tranche B (3 month LIBOR + 1.750%) 0.000%, 2/4/27(5)	1,020	971
Endo Luxembourg Finance Co. S.a.r.l. (3 month LIBOR + 4.250%) 5.000%, 4/29/24	858	808
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.928%, 10/10/25	1,447	944
eResearch Technology, Inc. First Lien (1 month LIBOR + 4.500%) 5.500%, 2/4/27	900	880
Gentiva Health Services, Inc. Tranche B (1 month LIBOR + 3.250%) 3.438%, 7/2/25	640	618
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 3.500%, 10/27/22	458	450
Heartland Dental LLC (1 month LIBOR + 3.500%) 3.678%, 4/30/25	775	687
IQVIA, Inc.
Tranche B-1 (1 month LIBOR + 1.750%) 2.500%, 3/7/24	913	883
Tranche B-2 (1 month LIBOR + 1.750%) 1.928%, 1/17/25	102	99
Tranche B-3 (3 month LIBOR + 1.750%) 2.058%, 6/11/25	1,033	1,000
Jaguar Holding Co. II LLC 2018 (1 month LIBOR + 2.500%) 3.500%, 8/18/22	1,890	1,865
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.928%, 11/17/25	1,545	1,445
National Mentor Holdings, Inc.
First Lien (1 month LIBOR + 4.250%) 4.430%, 3/9/26	611	588
Tranche C, First Lien (1 month LIBOR + 4.250%) 4.430%, 3/9/26	28	27
Navicure, Inc. (1 month LIBOR + 4.000%) 4.178%, 10/22/26	638	611
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 3.429%, 6/30/25	970	905
	Par Value	Value

Healthcare—continued
Parexel International Corp. (1 month LIBOR + 2.750%) 2.928%, 9/27/24	$1,197	$1,132
Phoenix Guarantor, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 3.435%, 3/5/26	307	295
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 2.680%, 3/6/25	1,033	979
Sotera Health Holdings LLC First Lien (1 month LIBOR + 4.500%) 5.500%, 12/11/26	868	846
Surgery Center Holdings, Inc.
(1 month LIBOR + 3.250%) 4.250%, 9/2/24	1,149	1,005
2020 (1 month LIBOR + 8.000%) 9.000%, 9/30/24	60	60
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.928%, 7/2/25	1,132	1,001
Zelis Cost Management Buyer, Inc. (1 month LIBOR + 4.750%) 4.928%, 9/30/26	677	662
		25,588

Housing—2.7%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 2.178%, 1/15/27	1,530	1,457
CPG International LLC (3 month LIBOR + 3.750%) 4.750%, 5/6/24	1,153	1,139
Quikrete Holdings, Inc. First Lien (1 month LIBOR + 2.500%) 2.678%, 2/1/27	1,156	1,109
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.178%, 11/21/24	1,491	1,430
		5,135

Information Technology—6.5%
Applied Systems, Inc.
First Lien (3 month LIBOR + 3.250%) 4.250%, 9/19/24	454	441
Second Lien (3 month LIBOR + 7.000%) 8.000%, 9/19/25	773	769
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.438%, 10/9/26	504	478
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 4.428%, 10/2/25	848	800
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 9/19/25	1,608	1,564
Kronos, Inc. 2018 (1 month LIBOR + 3.000%) 3.179%, 11/1/23	3,546	3,538
Science Applications International Corp. Tranche B2 (1 month LIBOR + 2.250%) 2.428%, 3/13/27	610	592
Ultimate Software Group, Inc. (The)
2020 (3 month LIBOR + 4.000%) 0.000%, 5/4/26(5)	1,660	1,638

See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Second Lien (3 month LIBOR + 6.750%) 0.000%, 5/3/27(5)	$40	$41
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 3.428%, 7/2/25	1,519	1,429
Vertiv Group Corp. (1 month LIBOR + 3.000%) 3.183%, 3/2/27	1,057	997
		12,287

Manufacturing—5.9%
CIRCOR International, Inc. (1 month LIBOR + 3.250%) 4.250%, 12/11/24	961	900
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 6.381%, 8/17/22	1,147	925
Filtration Group Corp. (1 month LIBOR + 3.000%) 3.178%, 3/29/25	1,101	1,046
Gardner Denver, Inc.
Tranche A (3 month LIBOR + 4.000%) 0.000%, 3/1/27(5)	55	53
Tranche B-1 (1 month LIBOR + 1.750%) 1.928%, 3/1/27	1,134	1,077
Gates Global LLC Tranche B-2 (1 month LIBOR + 2.750%) 3.750%, 4/1/24	1,050	1,009
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.928%, 2/28/27	364	346
NCR Corp. (1 month LIBOR + 2.500%) 2.680%, 8/28/26	948	914
NN, Inc.
2017 (1 month LIBOR + 5.750%) 5.928%, 10/19/22	352	315
Tranche B (1 month LIBOR + 5.750%) 6.500%, 10/19/22	612	548
RBS Global, Inc. 2019, Tranche B (1 month LIBOR + 1.750%) 1.935%, 8/21/24	916	899
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	960	869
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 3.361%, 3/28/25	1,088	992
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 4.500%, 12/23/21	1,131	842
Vertical Midco Gmbh Tranche B (3 month LIBOR + 4.250%) 0.000%, 6/30/27(5)	350	343
		11,078

Media / Telecom - Broadcasting—3.5%
Diamond Sports Group LLC (3 month LIBOR + 3.250%) 3.430%, 8/24/26	1,141	926
iHeartCommunications, Inc. (1 month LIBOR + 3.000%) 3.178%, 5/1/26	1,418	1,303
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 2.923%, 9/18/26	1,245	1,182
	Par Value	Value

Media / Telecom - Broadcasting—continued
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 2.430%, 1/3/24	$1,200	$1,141
Univision Communications, Inc. 2017 (1 month LIBOR + 2.750%) 3.750%, 3/15/24	2,139	1,973
		6,525

Media / Telecom - Cable/Wireless Video—4.1%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 1.930%, 2/1/27	2,349	2,255
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.435%, 7/17/25	1,605	1,515
2018 (1 month LIBOR + 2.250%) 2.435%, 1/15/26	1,007	951
Intelsat Jackson Holdings S.A.
(3 month LIBOR + 4.550%) 5.050%, 7/14/21	59	59
(3 month LIBOR + 4.550%) 5.050%, 7/14/21(8)	58	59
Tranche B-5 8.625%, 1/2/24(7)	691	690
Telenet Financing USD LLC Tranche AR (1 month LIBOR + 2.000%) 2.185%, 4/30/28	815	767
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 2.685%, 1/31/28	830	791
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 2.685%, 4/30/28	680	640
		7,727

Media / Telecom - Diversified Media—2.3%
CDS US Intermediate Holdings, Inc. Tranche B (3 month LIBOR + 5.500%) 6.500%, 7/8/22(6)	1,223	546
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 4.260%, 8/21/26	867	784
Fort Dearborn Holding Co., Inc. First Lien (3 month LIBOR + 4.000%) 5.908%, 10/19/23	1,308	1,223
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien (3 month LIBOR + 4.000%) 5.000%, 5/4/22	1,249	1,051
Meredith Corp. Tranche B-2 (3 month LIBOR + 2.500%) 3.260%, 1/31/25	689	634
		4,238

Media / Telecom - Telecommunications—4.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.428%, 3/15/27	900	847
Consolidated Communications, Inc. 2016 (1 month LIBOR + 3.000%) 4.000%, 10/5/23	1,188	1,125

See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Frontier Communications Corp. Tranche B-1 (3 month LIBOR + 3.750%) 5.352%, 6/17/24	$524	$509
Level 3 Financing, Inc. 2027, Tranche B (3 month LIBOR + 1.750%) 1.928%, 3/1/27	2,324	2,194
Neustar, Inc. Tranche B-4, First Lien (3 month LIBOR + 3.500%) 4.572%, 8/8/24	—	—
Northwest Fiber LLC Tranche B, First Lien (3 month LIBOR + 5.500%) 5.673%, 4/30/27(3)	195	193
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 2.928%, 7/31/25	986	932
Tranche B-12 (1 month LIBOR + 3.688%) 3.872%, 1/31/26	538	515
Tranche B-13 (1 month LIBOR + 4.000%) 4.185%, 8/14/26	640	614
West Corp.
Tranche B (3 month LIBOR + 4.000%) 5.000%, 10/10/24	502	426
Tranche B-1 (3 month LIBOR + 3.500%) 4.500%, 10/10/24	456	380
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.178%, 3/9/27	643	609
		8,344

Media / Telecom - Wireless Communications—1.5%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.930%, 4/11/25	1,386	1,331
T-Mobile USA, Inc. (1 month LIBOR + 3.000%) 3.178%, 4/1/27	1,470	1,467
		2,798

Metals / Minerals—0.3%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 5.387%, 6/2/25	971	544
Retail—2.1%
ASHCO LLC (3 month LIBOR + 5.000%) 6.072%, 9/25/24	1,079	1,035
Harbor Freight Tools USA, Inc. 2018 (1 month LIBOR + 2.500%) 3.250%, 8/18/23	885	850
Leslie’s Poolmart, Inc. Tranche B-2 (3 month LIBOR + 3.500%) 0.000%, 8/16/23(5)	269	256
Michaels Stores, Inc. 2018, Tranche B (1 month LIBOR + 2.500%) 3.534%, 1/30/23	1,128	1,029
Neiman Marcus Group Ltd. LLC
(1 month LIBOR + 11.330%) 12.306%, 10/7/20(8)	83	84
(1 month LIBOR + 11.330%) 12.306%, 10/7/20	291	298
	Par Value	Value

Retail—continued
(3 month LIBOR + 0.000%) 0.000%, 10/25/23(6)	$1,448	$366
		3,918

Service—10.5%
Advantage Sales & Marketing, Inc. First Lien (3 month LIBOR + 3.250%) 4.250%, 7/23/21	546	498
AlixPartners LLP 2017 (1 month LIBOR + 2.500%) 2.678%, 4/4/24	1,097	1,058
Cardtronics USA, Inc. (3 month LIBOR + 4.000%) 0.000%, 6/25/27(5)	665	652
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.000%, 3/20/25	822	756
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 4.000%) 4.184%, 2/6/26	993	965
GFL Environmental, Inc. 2018 (3 month LIBOR + 3.000%) 4.000%, 5/30/25	1,275	1,238
Hoya Midco LLC First Lien (3 month LIBOR + 3.500%) 4.572%, 6/30/24	1,231	1,028
Pathway Vet Alliance LLC
(3 month LIBOR + 3.250%) 0.000%, 3/31/27(5)	554	537
First Lien (3 month LIBOR + 4.000%) 0.000%, 3/31/27(5)(8)	45	44
Patriot Container Corp. First Lien (1 month LIBOR + 3.500%) 4.500%, 3/20/25	942	911
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.928%, 2/14/25	1,547	1,468
Pi US Mergerco, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.500%, 1/3/25	1,272	1,212
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.428%, 12/31/25	2,107	1,984
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 3.430%, 7/17/25	1,011	975
Tempo Acquisition LLC (1 month LIBOR + 2.750%) 2.928%, 5/1/24	1,003	950
TKC Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 4.750%, 2/1/23	891	833
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 1.928%, 11/16/26	1,658	1,583
TRC Cos, Inc. 2019 (1 month LIBOR + 5.000%) 6.000%, 6/21/24	997	931
Tunnel Hill Partners LP (3 month LIBOR + 3.500%) 3.808%, 2/6/26	797	719
WEX, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 2.428%, 5/15/26	1,455	1,391
		19,733

See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—4.1%
Accuride Corp. 2017 (3 month LIBOR + 5.250%) 6.250%, 11/17/23	$1,401	$879
American Axle & Manufacturing, Inc. Tranche B (1 month LIBOR + 2.250%) 3.000%, 4/6/24	1,565	1,482
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	902	727
DexKo Global, Inc. Tranche B (1 month LIBOR + 3.500%) 4.500%, 7/24/24	815	760
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.700%, 11/6/24	1,084	1,023
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 3.678%, 4/30/26	954	906
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.178%, 10/1/25	1,278	1,101
TI Group Automotive Systems LLC (1 month LIBOR + 2.500%) 3.250%, 6/30/22	895	862
		7,740

Utility—2.8%
APLP Holdings LP 2020, Tranche B (1 month LIBOR + 2.500%) 3.500%, 4/14/25	723	701
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.178%, 8/1/25	1,932	1,861
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.000%) 2.178%, 1/15/25	970	933
Calpine Corp. Tranche B-10 (1 month LIBOR + 2.000%) 2.178%, 8/12/26	449	431
Lightstone Holdco LLC
2018, Tranche B (3 month LIBOR + 3.750%) 4.750%, 1/30/24	777	657
2018, Tranche C (3 month LIBOR + 3.750%) 4.750%, 1/30/24	44	37
Pacific Gas and Electric Co. (1 month LIBOR + 2.250%) 2.440%, 12/31/20	520	518
PG&E Corp. (3 month LIBOR + 4.500%) 5.500%, 6/18/25	195	191
		5,329

Total Leveraged Loans (Identified Cost $208,410)		188,947

Shares
Common Stocks—0.3%
Communication Services—0.3%
Clear Channel Outdoor Holdings, Inc.(9)	107,177	111
	Shares	Value
Communication Services—continued
iHeartMedia, Inc. Class A(9)	45,578	$381
		492

Total Common Stocks (Identified Cost $1,292)		492

Rights—0.1%
Utilities—0.1%
Vistra Energy Corp.(3)(9)	152,810	126
Total Rights (Identified Cost $130)		126

Total Long-Term Investments—107.0% (Identified Cost $222,043)		201,393

TOTAL INVESTMENTS—107.0% (Identified Cost $222,043)		$201,393
Other assets and liabilities, net—(7.0)%		(13,117)
NET ASSETS—100.0%		$188,276

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $7,760 or 4.1% of net assets.
(2)	100% of the income received was in PIK.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Variable rate security. Rate disclosed is as of June 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	This loan will settle after June 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Security in default, interest payments are being received during the bankruptcy proceedings.
(8)	Represents unfunded portion of security and commitment fee earned on this portion.
(9)	Non-income producing.

See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
Country Weightings†
United States	90%
Canada	5
Luxembourg	2
France	1
Netherlands	1
Australia	1
Total	100%
† % of total investments as of June 30, 2020.
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$11,828	$—	$11,817	$11(1)
Leveraged Loans	188,947	—	188,752	195(2)
Equity Securities:
Rights	126	—	—	126
Common Stocks	492	492	—	—
Total Investments	$201,393	$492	$200,569	$332

(1)	Includes internally fair valued security.
(2)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $2 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $1,369 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2020.
See Notes to Schedule of Investments

NEWFLEET SENIOR FLOATING RATE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.